RISK MANAGEMENT - Credit concentration by economic group (Details) - COP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
RISK MANAGEMENT
Loans and advances	$ 256,353,981	$ 279,453,908
20 largest economic groups
RISK MANAGEMENT
Loans and advances	$ 46,024,580	$ 39,877,880